Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments And Risk Management
Schedule of Financial Instruments and Fair Value

The financial instruments, classified in accordance with the accounting principles, are as follows:

		2023		2022
	Level	Balance	Fair value	Balance	Fair value
Financial assets
Amortized cost (1)
Marketable securities – Cash investments		11	11	380	380
Accounts receivable from Customers and traders; Concession holders (transmission service)		5,477	5,477	4,812	4,812
Restricted cash		31	31	16	16
Accounts receivable from the State of Minas Gerais (AFAC)		13	13	13	13
Concession financial assets – CVA (Parcel ‘A’ Costs Variation Compensation) Account and Other financial components		806	806	944	944
Low-income subsidy			-	1,207	1,207
Concession grant fee – Generation concessions		3,031	3,031	2,950	2,950
Agreement between FIP Melbourne and AGPar			-	161	161

		9,369	9,369	10,483	10,483
Fair value through profit or loss
Cash equivalents – Cash investments	2	1,342	1,342	1,346	1,346
Marketable securities				-
Bank certificates of deposit (CDBs)	2	74	74	191	191
Financial Notes – Banks	2	475	475	906	906
Treasury Financial Notes (LFTs)	1	214	214	402	402
		2,105	2,105	2,845	2,845
Derivative financial instruments (Swaps)	3	368	368	703	703
Concession financial assets – Distribution infrastructure	3	1,920	1,920	1,407	1,407
Indemnifiable receivable – Generation	3	784	784	691	691

		5,177	5,177	5,646	5,646

		14,546	14,546	16,129	16,129

Financial liabilities
Amortized cost (1)
Loans and debentures		(9,831)	(9,831)	(10,581)	(10,581)
Debt with pension fund (Forluz)		(90)	(90)	(251)	(251)
Deficit of pension fund (Forluz)		(521)	(521)	(545)	(545)
Concessions payable		(28)	(28)	(27)	(27)
Suppliers		(3,017)	(3,017)	(2,832)	(2,832)
Leasing		(433)	(433)	(354)	(354)

		(13,920)	(13,920)	(14,590)	(14,590)
Fair value through profit or loss
Derivative financial instruments - Swaps	3	-	-	(91)	(91)
Derivative financial instruments (PUT options)	3			(672)	(672)

		-	-	(763)	(763)

		(13,920)	(13,920)	(15,353)	(15,353)

(1) The book value represents the approximate fair value amount.

Schedule of Changes in Value of Options

The changes in the value of the options are as follows:

Balance at December 31, 2020	536

Adjustment to fair value	100

Balance at December 31, 2021	636

Adjustment to fair value	36

Balance at December 31, 2022	672

Adjustment to fair value	58
Related assets (1)	50
Payment	(780)

Balance at December 31, 2023	-

(1)
With the acquisition of the share units then held by the Funds in the Investment Structure, Cemig GT became the holder of the related assets, which have aggregate value of R$50. This amount is recognized in Other assets in the Statement of financial position.

Schedule of Derivative Instruments Contracted Realized Gain

The gains and losses realized in 2023 and 2022 are shown below:

		Maturity	Trade	Notional	Realized gain / loss
Assets	Liability	period	market	amount	2023	2022
US$ exchange variation + Rate (9.25% p.y.)	Local currency R$ + 152.01% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$120	97	185
US$ exchange variation + Rate (9.25% p.y.)	Local currency R$ + 125.52% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$261	87	(54)
US$ exchange variation higher R$5.0984	US$ exchange variation lower R$5.0954	August 03, 2021 December 16, 2022	Over the counter	2022: US$280	-	32
US$ exchange variation higher than R$5.1110	US$ exchange variation of less than R$5.1110	October 13, 2023 December 05, 2023	Over the counter	US$392	(79)	-
US$ exchange variation higher than R$4.9675	US$ exchange variation of less than R$4.9675	December 05, 2023 December 19, 2023	Over the counter	US$377	(38)	-

					67	163

Schedule of Derivative Instruments Contracted

This table presents the derivative instruments as of December 31, 2023, and 2022:

					Unrealized gain / loss		Unrealized gain / loss
Assets (1)	Liability	Maturity period	Trade market	Notional amount (2)	Carrying amount 2023	Fair value 2023	Carrying amount 2022	Fair value 2022
US$ exchange variation + Rate (9.25% p.y.)	Local currency R$ + 152.01% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$250	191	161	428	273
US$ exchange variation + Rate (9.25% p.y.)	Local currency R$ + 125.52% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$500	254	207	568	339

					445	368	996	612

Current asset						368		-
Non-current asset						-		703
Current liabilities						-		(91)

(1)
For the US$1 billion Eurobond issued on December 2017: (i) for the principal, a call spread was contracted, with floor at R$3.25/US$ and ceiling at R$5.00/US$; and (ii) a swap was contracted for the total interest, for a coupon of 9.25% p.a. at an average rate equivalent to 150.49% of the CDI. For the additional US$500 issuance of the same Eurobond issued on July 2018 a call spread was contracted for the principal, with floor at R$3.85/US$ and ceiling at R$5.00/US$, and a swap was contracted for the interest, resulting in a coupon of 9.25% p.a., with an average rate equivalent to 125.52% of the CDI rate. The upper limit for the exchange rate in the hedge instrument contracted by the Company for the principal of the Eurobonds is R$5.00/US$. The instrument matures in December 2024. If the USD/BRL exchange rate is still over R$5.00 in December 2024, the company will disburse, on that date, the difference between the upper limit of the protection range and the spot dollar on that date. The Company is monitoring the possible risks and impacts associated with the dollar being valued above R$5.00 and assessing various strategies for mitigating the foreign exchange risk up to the maturity date of the transaction. The hedge instrument fully protects the payment of six-monthly interest, independently of the USD/BRL exchange rate.
(2)
In million of US$.

Schedule of Exchange Rate Risk

The net exposure to exchange rates is as follows:

Exposure to exchange rates	2023		2022
	Foreign currency	R$	Foreign currency	R$
US dollar
Loans and financing (note 21)	(384)	(1,857)	(762)	(3,975)
Suppliers (Itaipu Binacional)	(50)	(240)	(52)	(274)

	(434)	(2,097)	(814)	(4,249)

Net liabilities exposed		(2,097)		(4,249)

Schedule of Fair Value of Derivative Hedge Instrument One

The Company has prepared a sensitivity analysis of the effects on the Company’s net income arising from depreciation of the Real exchange rate considering an adverse scenario in relation to the probable scenario.

Risk: foreign exchange rate exposure		Probable' scenario	Adverse scenario
	Base scenario	Dollar R$4.98	Dollar R$6.00
US dollar
Loans and financings (note 21)	(1,857)	(1,910)	(2,301)
Suppliers (Itaipu Binacional) (note 19)	(240)	(247)	(297)

	(2,097)	(2,157)	(2,598)

Net liabilities exposed	(2,097)	(2,157)	(2,598)
Net effect of exchange rate fluctuation		(60)	(501)

Schedule of Net Assets Exposure to Exchange Rates

This exposure occurs as a result of net assets indexed to variation in interest rates, as follows:

Risk: Exposure to domestic interest rate changes	2023	2022
Assets
Cash equivalents – Cash investments (Note 6) – CDI	1,342	1,345
Marketable securities (Note 7) – CDI / SELIC	774	1,878
Generation indemnity revenue	784	691
Restricted cash – CDI	31	16
CVA and in tariffs (Note 14) – SELIC	806	944

	3,737	4,874

Liabilities
Loans, financing and debentures (Note 22) – CDI	(3,508)	(2,041)
Loans, financing and debentures (Note 22) – TJLP		-
Sector financial liabilities (note 14)		-

	(3,508)	(2,041)

Net assets exposed	229	2,833

Schedule of Exposure to Exchange Rates

The Company made a sensitivity analysis of the effects on results considering an adverse scenario in relation to the probable scenario, as shown in the table below. The CDI rate follows the Selic rate.

	2023	2024
		Probable' scenario	Adverse scenario
Risk: Increase in Brazilian interest rates	Book value	Selic 9.25%	Selic 13.25%
		TJLP 6.27%	TJLP 7.27%
Assets
Cash equivalents (Note 6)	1,342	1,466	1,520
Marketable securities (Note 7)	774	846	877
Restricted cash	31	33	35
CVA and Other financial components – SELIC (Note 14)	806	880	912

	2,953	3,225	3,344

Liabilities
Loans and financing (Note 21) – CDI	(3,508)	(3,833)	(3,973)

	(3,508)	(3,833)	(3,973)

Net assets exposed	(555)	(608)	(629)

Net effect of fluctuation in interest rates		(53)	(74)

Schedule of Risk of Increase in Inflation

This table presents the Company’s net exposure to inflation index:

Exposure to increase in inflation	2023	2022
Assets
Concession financial assets related to Distribution infrastructure - IPCA (1)	1,920	1,407
Concession Grant Fee – IPCA (Note 14)	3,031	2,950

	4,951	4,357

Liabilities
Loans, financing and debentures – IPCA and IGP-DI (Note 22)	(4,522)	(4,630)
Debt with pension fund (Forluz) – IPCA (Note 24)	(90)	(251)
Deficit of pension plan (Forluz) – IPCA (Note 24)	(521)	(545)
Leasing liabilities	(433)	(354)

	(5,566)	(5,780)

Net liabilities exposed	(615)	(1,423)

(1)
Portion of the concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (ANEEL) after the 4th tariff review cycle.

Schedule of Exposure to Exchange Rates Risk	The Company has prepared a sensitivity analysis of the effects on its net income arising from reductions in rates in an adverse scenario.

	2023	2024
		Probable' scenario	Adverse scenario
Risk: increase in inflation index	Book value	IPCA 4.23%	IPCA 6.86%
		IGPM 3.81%	IGPM 5.09%
Assets
Concession financial assets related to Distribution infrastructure – IPCA (1)	1,882	1,961	2,010
Concession financial assets related to gas distribution infrastructure – IGPM	39	40	41
Concession Grant Fee – IPCA (Note 14)	3,031	3,159	3,238

	4,952	5,160	5,289

Liabilities
Loans, financing and debentures – IPCA and IGP-DI (Note 22)	(4,522)	(4,713)	(4,831)
Debt agreed with pension fund (Forluz) – IPCA (Note 24)	(90)	(94)	(96)
Deficit of pension plan (Forluz) (Note 24)	(521)	(543)	(557)
Leasing liabilities	(433)	(451)	(463)

	(5,566)	(5,801)	(5,947)

Net liability exposed	(614)	(641)	(658)

Net effect of fluctuation in IPCA and IGP–M indexes		(27)	(44)

(1)
Portion of the Concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (ANEEL) after the 4th tariff review cycle.

Schedule of Financial Instruments at Interest Rates

The flow of payments of the Company’s obligation to suppliers, debts with the pension fund, Loans and debentures, at floating and fixed rates, including future interest up to contractual maturity dates, is as follows:

	Up to 1 month		1 to 3 months		3 months to 1 year		1 to 5 years		Over 5 years		Total
Consolidated	Principal	Interest	Principal	Interest	Principal	Interest	Principal	Interest	Principal	Interest
Financial instruments at interest rates:
- Floating rates
Loans, financing and debentures	45	2	398	62	2,152	768	6,314	1,091	1,140	96	12,068
Onerous concessions	-	-	1	-	3	-	13	-	16	-	33
Debt with pension plan (Forluz) (Note 23)	15	-	30	1	46	-	-	-	-	-	92
Deficit of the pension plan (Forluz) (Note 23)	4	3	9	5	41	22	271	92	287	29	763

	64	5	438	68	2,242	790	6,598	1,183	1,443	125	12,956

- Fixed rate
Suppliers	2,854	-	163	-	-	-	-	-	-	-	3,017

Total	2,918	5	601	68	2,242	790	6,598	1,183	1,443	125	15,973

Schedule of Credit Exposure

Banks that exceed these thresholds are classified in three groups, in accordance with their equity value, plus a specific segment comprising those whose credit risk is associated only with federal government, and within this classification, limits of concentration by group and by institution are set:

		Limit per bank (% of equity) (1) (2)
Group	Equity	AAA	AA	A	BBB
Federal Risk	-	10%	10%	10%	10%
A1	Equal or over R$10 billion	9%	8%	7%	6%
A2	Between R$5 billion and R$10 billion	8%	7%	6%	5%
A3	Between R$2 billion and R$5 billion	7%	6%	5%	4%
A4	Between R$800 million and R$2 billion	6%	5%	4%	-

1.
The percentage assigned to each bank depends on individual assessment of indicators, e.g. liquidity, and quality of the credit portfolio.
2.
When the institution has different ratings from different risk rating agencies, the rating that is most favorable for the institution is taken into account.